Business combinations, acquisitions, non-controlling interest and spin-off (Tables)	12 Months Ended
Dec. 31, 2024
Business combinations, acquisitions, non-controlling interest and spin-off [Abstract]
Assets Acquired and Liabilities Assumed	Purchase accounting is complete as of the date of consolidated financial statements and the value of assets acquired and liabilities assumed are as follows:

	2022 Figures at acquisition date

Current assets	Ps.	2,815,999
Other non-current assets		3,323
Intangible assets (excluding goodwill)		2,836,537
Property, plant and equipment		1,356,916
Right-of-use		4,247,397
Total acquired assets		11,260,172
Accounts payable		(10,848,303)
Other liabilities		(369,141)
Total assumed liabilities		(11,217,444)
Fair value of acquired assets and assumed liabilities – net of cash acquired		42,728
Acquisition price		14,232,166

Goodwill	Ps.	14,189,438

Purchase accounting is substantially complete as of the date of the consolidated financial statements. However, in accordance with IFRS 3, the company remains within the 12-month measurement period to identify relevant facts and circumstances as of the acquisition date. The net assets acquired are as follows:

	Fair value at acquisition date

Cash and cash equivalents	Ps.	673,137
Other current assets		11,390,425
Other non-current assets		6,103,423
Intangible assets (excluding goodwill)		763,101
Property, plant and equipment, net		33,746,148
Right-of-use assets		5,493,785
Total acquired assets		58,170,019
Debt		(16,307,610)
Liability related to right of use assets		(5,266,872)
Accounts payable		(11,606,265)
Other liabilities		(3,203,117)
Total assumed liabilities		(36,383,864)
Total identifiable net assets at fair value		21,786,155
Goodwill arising on acquisition		4,735,752

Total fair value at the acquisition date	Ps.	26,521,907
Consideration transferred
Fair value of the joint venture prior to the acquisition		6,721,525
Fair value of convertible notes		5,594,492
Pre-existing relationship		13,928,078
Anticipated acquisition non-controlling interest		277,812

Fair value of the consideration transferred	Ps.	26,521,907

Selected Financial Data from Consolidated Statements of Financial Position
c) Consolidated subsidiaries with non-controlling interests

The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2023 and 2024 of Telekom Austria’s consolidated financial statements.

The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.

Selected financial data from the consolidated statements of financial position

	December 31,
	2023		2024
Assets:
Current assets	Ps.	27,224,829	Ps.	37,066,173
Non-current assets		132,242,415		146,445,867

Total assets	Ps.	159,467,244	Ps.	183,512,040

Liabilities and equity:

Current liabilities	Ps.	34,406,225	Ps.	39,655,029
Non-current liabilities		56,285,251		59,851,427

Total liabilities		90,691,476		99,506,456
Equity attributable to equity holders of the parent		40,127,194		42,713,480
Non-controlling interest		28,648,574		41,292,104

Total equity	Ps.	68,775,768	Ps.	84,005,584

Total liabilities and equity	Ps.	159,467,244	Ps.	183,512,040

Summary of Consolidated Statements of Comprehensive Income
Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2022		2023		2024
Operating revenues	Ps.	105,956,057	Ps.	100,762,884	Ps.	107,519,342
Operating costs and expenses		89,800,536		85,320,071		92,510,372

Operating income	Ps.	16,155,521	Ps.	15,442,813	Ps.	15,008,970

Net income	Ps.	11,795,662	Ps.	10,929,263	Ps.	11,027,066

Total comprehensive income	Ps.	6,127,362	Ps.	3,621,780	Ps.	12,426,457

Net income attributable to:
Equity holders of the parent	Ps.	6,000,942	Ps.	6,380,385	Ps.	6,682,402
Non-controlling interest		5,794,720		4,548,878		4,344,664

	Ps.	11,795,662	Ps.	10,929,263	Ps.	11,027,066

Comprehensive income attributable to:
Equity holders of the parent	Ps.	3,124,955	Ps.	2,114,356	Ps.	7,530,433
Non-controlling interest		3,002,407		1,507,424		4,896,024

	Ps.	6,127,362	Ps.	3,621,780	Ps.	12,426,457